SUPPLEMENTAL GUARANTOR FINANCIAL INFORMATION SUPPLEMENTAL GUARANTOR FINANCIAL INFORMATION (Cash Flows) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
SupplementalGuarantorFinancialInformationStatementsOfCashFlows [Line Items]
Net Cash Provided by (Used in) Operating Activities	$ 47.0	$ (9.6)	$ 217.1	$ 159.2	$ 317.0
Capital expenditures	(76.1)	(23.3)	(130.9)	(71.8)	(90.8)
Proceeds from sale/leaseback of equipment			0.0	0.0	35.8
Business acquired and related transactions, net of cash acquired			(408.1)	0.0	0.0
Proceeds from disposition of property, plant and equipment	0.1	0.6	26.2	5.6	4.6
Increase (Decrease) in Restricted Cash			0.0	4.2	7.7
Payments for (Proceeds from) Other Investing Activities	0.0	(1.4)	0.0	0.3	(2.6)
Net Cash Provided by (Used in) Investing Activities	(73.8)	(21.9)	(504.0)	(61.7)	(43.8)
Proceeds from Contributions from Affiliates	2.2	2.2	8.8	0.0	1.5
Distributions from consolidated subsidiaries					0.0
Borrowings			1,275.0	150.0	0.0
Repayments	(17.1)	(1.0)	(730.7)	(162.4)	(23.7)
Financing portion of earn out payment - SunBelt			0.0	(14.8)	(17.1)
Effect of exchange rate changes on cash and cash equivalents	0.5	0.0	(0.1)	0.0	0.0
Cash and Cash Equivalents, at Carrying Value	315.6	196.8	392.0	256.8	307.8	$ 165.2
Payments for Repurchase of Common Stock			0.0	(64.8)	(36.2)
Stock options exercised	0.0	2.0	2.2	6.6	8.8
Excess tax benefits from stock-based compensation	0.0	0.3	0.4	1.1	1.6
Payments of Dividends	(33.0)	(15.5)	(79.5)	(63.0)	(64.0)
Payment of Financing and Stock Issuance Costs	0.0	(14.3)	(45.2)	(1.2)	0.0
Intercompany Financing Activities	0.0		0.0	0.0	0.0
Net Cash Provided by (Used in) Financing Activities	(50.1)	(28.5)	422.2	(148.5)	(130.6)
Cash and Cash Equivalents, Period Increase (Decrease)	(76.4)	(60.0)	135.2	(51.0)	142.6
Parent Company [Member]
SupplementalGuarantorFinancialInformationStatementsOfCashFlows [Line Items]
Net Cash Provided by (Used in) Operating Activities	(35.5)	(15.5)	(70.6)	134.7	336.9
Capital expenditures	(16.2)	(18.6)	(74.0)	(51.3)	(63.6)
Proceeds from sale/leaseback of equipment					0.0
Business acquired and related transactions, net of cash acquired			(408.1)
Proceeds from disposition of property, plant and equipment	0.0	0.2	1.7	3.5	3.7
Increase (Decrease) in Restricted Cash				4.2	7.7
Payments for (Proceeds from) Other Investing Activities		0.0		0.0	0.0
Net Cash Provided by (Used in) Investing Activities	(14.0)	(16.2)	(471.6)	(43.6)	(42.8)
Proceeds from Contributions from Affiliates	2.2	2.2	8.8		1.5
Distributions from consolidated subsidiaries					7.9
Borrowings			1,275.0	150.0
Repayments	(0.2)	(1.0)	(149.5)	(150.2)	(11.5)
Financing portion of earn out payment - SunBelt				0.0	0.0
Effect of exchange rate changes on cash and cash equivalents	0.0		0.0
Cash and Cash Equivalents, at Carrying Value	19.8	179.2	119.4	239.4	296.8	133.3
Payments for Repurchase of Common Stock				(64.8)	(36.2)
Stock options exercised		2.0	2.2	6.6	8.8
Excess tax benefits from stock-based compensation		0.3	0.4	1.1	1.6
Payments of Dividends	(33.0)	(15.5)	(79.5)	(63.0)	(64.0)
Payment of Financing and Stock Issuance Costs		(14.3)	(35.2)	(1.2)
Intercompany Financing Activities	(16.9)		(591.2)	(27.0)	(29.3)
Net Cash Provided by (Used in) Financing Activities	(50.1)	(28.5)	422.2	(148.5)	(130.6)
Cash and Cash Equivalents, Period Increase (Decrease)	(99.6)	(60.2)	(120.0)	(57.4)	163.5
Subsidiary Issuer [Member]
SupplementalGuarantorFinancialInformationStatementsOfCashFlows [Line Items]
Net Cash Provided by (Used in) Operating Activities	0.0	0.0	0.0	0.0	0.0
Capital expenditures	0.0	0.0	0.0	0.0	0.0
Proceeds from sale/leaseback of equipment					0.0
Business acquired and related transactions, net of cash acquired			0.0
Proceeds from disposition of property, plant and equipment	0.0	0.0	0.0	0.0	0.0
Increase (Decrease) in Restricted Cash				0.0	0.0
Payments for (Proceeds from) Other Investing Activities		0.0		0.0	0.0
Net Cash Provided by (Used in) Investing Activities	0.0	0.0	0.0	0.0	0.0
Proceeds from Contributions from Affiliates	0.0	0.0	0.0		0.0
Distributions from consolidated subsidiaries					0.0
Borrowings			0.0	0.0
Repayments	(16.9)	0.0	0.0	0.0	0.0
Financing portion of earn out payment - SunBelt				0.0	0.0
Effect of exchange rate changes on cash and cash equivalents	0.0		0.0
Cash and Cash Equivalents, at Carrying Value	0.0	0.0	0.0	0.0	0.0	0.0
Payments for Repurchase of Common Stock				0.0	0.0
Stock options exercised		0.0	0.0	0.0	0.0
Excess tax benefits from stock-based compensation		0.0	0.0	0.0	0.0
Payments of Dividends	0.0	0.0	0.0	0.0	0.0
Payment of Financing and Stock Issuance Costs		0.0	(10.0)	0.0
Intercompany Financing Activities	16.9		10.0
Net Cash Provided by (Used in) Financing Activities	0.0	0.0	0.0	0.0	0.0
Cash and Cash Equivalents, Period Increase (Decrease)	0.0	0.0	0.0	0.0	0.0
Non-Guarantor Subsidiaries [Member]
SupplementalGuarantorFinancialInformationStatementsOfCashFlows [Line Items]
Net Cash Provided by (Used in) Operating Activities	82.5	5.9	287.7	24.5	(19.9)
Capital expenditures	(59.9)	(4.7)	(56.9)	(20.5)	(27.2)
Proceeds from sale/leaseback of equipment					35.8
Business acquired and related transactions, net of cash acquired			0.0
Proceeds from disposition of property, plant and equipment	0.1	0.4	24.5	2.1	0.9
Increase (Decrease) in Restricted Cash				0.0	0.0
Payments for (Proceeds from) Other Investing Activities		(1.4)		0.3	(2.6)
Net Cash Provided by (Used in) Investing Activities	(59.8)	(5.7)	(32.4)	(18.1)	6.9
Proceeds from Contributions from Affiliates	0.0	0.0	0.0		0.0
Distributions from consolidated subsidiaries					0.0
Borrowings			0.0	0.0
Repayments	0.0	0.0	(581.2)	(12.2)	(12.2)
Financing portion of earn out payment - SunBelt				(14.8)	(17.1)
Effect of exchange rate changes on cash and cash equivalents	0.5		(0.1)
Cash and Cash Equivalents, at Carrying Value	295.8	17.6	272.6	17.4	11.0	31.9
Payments for Repurchase of Common Stock				0.0	0.0
Stock options exercised		0.0	0.0	0.0	0.0
Excess tax benefits from stock-based compensation		0.0	0.0	0.0	0.0
Payments of Dividends	0.0	0.0	0.0	0.0	(7.9)
Payment of Financing and Stock Issuance Costs		0.0	0.0	0.0
Intercompany Financing Activities	0.0		581.2	27.0	29.3
Net Cash Provided by (Used in) Financing Activities	0.0	0.0	0.0	0.0	(7.9)
Cash and Cash Equivalents, Period Increase (Decrease)	23.2	0.2	255.2	6.4	(20.9)
Consolidation, Eliminations [Member]
SupplementalGuarantorFinancialInformationStatementsOfCashFlows [Line Items]
Net Cash Provided by (Used in) Operating Activities	0.0	0.0	0.0	0.0	0.0
Capital expenditures	0.0	0.0	0.0	0.0	0.0
Proceeds from sale/leaseback of equipment					0.0
Business acquired and related transactions, net of cash acquired			0.0
Proceeds from disposition of property, plant and equipment	0.0	0.0	0.0	0.0	0.0
Increase (Decrease) in Restricted Cash				0.0	0.0
Payments for (Proceeds from) Other Investing Activities		0.0		0.0	0.0
Net Cash Provided by (Used in) Investing Activities	0.0	0.0	0.0	0.0	(7.9)
Proceeds from Contributions from Affiliates	0.0	0.0	0.0		0.0
Distributions from consolidated subsidiaries					(7.9)
Borrowings			0.0	0.0
Repayments	0.0	0.0	0.0	0.0	0.0
Financing portion of earn out payment - SunBelt				0.0	0.0
Effect of exchange rate changes on cash and cash equivalents	0.0		0.0
Cash and Cash Equivalents, at Carrying Value	0.0	0.0	0.0	0.0	0.0	$ 0.0
Payments for Repurchase of Common Stock				0.0	0.0
Stock options exercised		0.0	0.0	0.0	0.0
Excess tax benefits from stock-based compensation		0.0	0.0	0.0	0.0
Payments of Dividends	0.0	0.0	0.0	0.0	7.9
Payment of Financing and Stock Issuance Costs		0.0	0.0	0.0
Intercompany Financing Activities	0.0
Net Cash Provided by (Used in) Financing Activities	0.0	0.0	0.0	0.0	7.9
Cash and Cash Equivalents, Period Increase (Decrease)	$ 0.0	$ 0.0	$ 0.0	$ 0.0	$ 0.0